Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
19. Supplemental Cash Flow Information
a)Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Cash and cash equivalents	480,080	309,857	108,977
Restricted cash – current	691	3,714	2,227
Restricted cash – non-current	—	3,135	3,135
Current assets - discontinued operations - cash	—	—	101,190
Current assets - discontinued operations - restricted cash	—	—	11,888
Non-current assets - discontinued operations - restricted cash	—	—	38,103
	480,771	316,706	265,520

The Company also maintains restricted cash deposits as required by the Company's obligations related to finance leases (see Note 8).

b)The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 21), for the years ended December 31, 2023, 2022 and 2021, are as follows:

	Year Ended December 31,
	2023	2022	2021
	$	$	$
Accounts receivable	23,043	(80,886)	83,460
Prepaid expenses and other	19,442	(49,556)	4,016
Accounts payable	(13,417)	6,291	(77,972)
Accrued liabilities and other	(2,647)	(3,441)	(44,525)
Receipts from direct financing and sales-type leases	—	10,489	—
Asset retirement obligation expenditures	(3,852)	(775)	(1,419)
Expenditures for dry docking	(16,230)	(14,423)	(26,974)
	6,339	(132,301)	(63,414)

c)Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2023, 2022 and 2021, totaled $25.1 million, $38.7 million and $64.5 million, respectively.

d)Cash income tax paid during the years ended December 31, 2023, 2022 and 2021, totaled $5.7 million, $0.7 million and $1.1 million, respectively.

e)During the years ended December 31, 2023, December 31, 2022 and December 31, 2021, the Company entered into new or extended operating leases, primarily for in-chartered vessels, which resulted in the recognition of additional operating lease right-of-use assets and operating lease liabilities of $68.5 million, $42.9 million and $16.4 million, respectively.
f)In March 2021, the charter contracts relating to the Suksan Salamander FSO unit were novated to Altera Infrastructure L.P. (or Altera), and the in-charter contract relating to the unit was terminated at the same time. This contract termination resulted in the Company derecognizing the associated right-of-use asset and liability of $29.7 million and $29.5 million, respectively.